Maturity of Assets and Liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Assets
Cash and due from banks	$ 1,718,137	$ 1,057,393	$ 1,408,167
Transactions in the course of collection	415,917	255,968	206,972
Financial assets held-for-trading	2,500,005	1,538,578	1,379,958
Receivables from repurchase agreements and security borrowing	148,906	91,641	55,703
Derivative instruments	2,027,755	1,247,941	939,649
Loans in advance to banks	1,234,943	760,021	1,173,187
Loans to customers	40,550,009	24,955,692	24,843,655	$ 24,022,983
Financial assets available-for-sale	2,480,079	1,526,315	374,470
Investments in other companies	58,124	35,771	30,314	25,849	$ 23,043
Intangible assets	117,731	72,455	65,036	64,700
Property and equipment	351,395	216,259	219,082
Investment properties	23,246	14,306	14,674	15,042	15,936
Current tax assets	37,423	23,032	6,657
Deferred tax assets, net	262,036	161,265	176,923
Other assets	982,728	604,800	462,857
TOTAL ASSETS	52,908,434	32,561,437	31,357,304	31,057,596
Liabilities
Current accounts and other demand deposits	14,486,954	8,915,706	8,321,148
Transactions in the course of payment	48,538	29,871	25,702
Payables from repurchase agreements and security lending	317,489	195,392	216,817
Saving accounts and time deposits	16,358,933	10,067,778	10,552,901
Derivative instruments	2,263,450	1,392,995	966,509
Borrowings from financial institutions	1,941,777	1,195,028	1,040,026
Debt issued	10,543,807	6,488,975	6,177,927
Other financial obligations	222,873	137,163	186,199
Current tax liabilities	5,611	3,453
Provisions	316,099	194,537	187,568	182,832	185,643
Employee benefits	140,760	86,628	83,345
Other liabilities	501,378	308,563	291,488
TOTAL LIABILITIES	$ 47,147,669	29,016,089	28,049,630	27,882,271
Gross Balance
Assets
Loans in advance to banks		760,285	1,173,446
Loans to customers		25,451,513	25,398,424	24,573,426
Intangible assets		212,966	199,977	190,486	182,711
Property and equipment			532,913	508,000
TOTAL ASSETS		33,057,522	31,912,332
Accumulated Amortization and Impairment
Assets
Loans in advance to banks		(264)	(259)	(353)
Loans to customers		(495,821)	(554,769)	(550,443)
Intangible assets		(140,511)	(134,941)	$ (125,786)	$ (115,852)
Liabilities
Provisions for loans to customers		495,821	554,769
Provisions for loans and advances to banks		264	259
Due within 1 year
Assets
Cash and due from banks		1,057,393	1,408,167
Transactions in the course of collection		255,968	206,972
Financial assets held-for-trading		1,538,578	1,379,958
Receivables from repurchase agreements and security borrowing		91,641	55,703
Derivative instruments		626,029	300,021
Financial assets available-for-sale		1,044,832	74,177
Current tax assets		23,032	6,657
Other assets		110,662	58,066
Liabilities
Current accounts and other demand deposits		8,915,706	8,321,148
Transactions in the course of payment		29,871	25,702
Payables from repurchase agreements and security lending		195,392	216,817
Saving accounts and time deposits		9,831,087	10,184,773
Derivative instruments		653,073	235,576
Borrowings from financial institutions		1,121,026	919,336
Debt issued		1,076,689	784,088
Other financial obligations		119,499	164,486
Provisions		194,073	186,944
Employee benefits		25,159	25,539
Other liabilities		49,672	52,314
TOTAL LIABILITIES		22,211,247	21,116,723
Due within 1 year | Gross Balance
Assets
Loans in advance to banks		729,434	1,153,319
Loans to customers		9,823,290	10,579,396
TOTAL ASSETS		15,300,859	15,222,436
Over 1 year
Assets
Derivative instruments		621,912	639,628
Financial assets available-for-sale		481,483	300,293
Investments in other companies		35,771	30,314
Intangible assets		72,455	65,036
Property and equipment		216,259	219,082
Investment properties		14,306	14,674
Deferred tax assets, net		161,265	176,923
Other assets		494,138	404,791
Liabilities
Saving accounts and time deposits		236,691	368,128
Derivative instruments		739,922	730,933
Borrowings from financial institutions		74,002	120,690
Debt issued		5,412,286	5,393,839
Other financial obligations		17,664	21,713
Current tax liabilities		3,453
Provisions		464	624
Employee benefits		61,469	57,806
Other liabilities		258,891	239,174
TOTAL LIABILITIES		6,804,842	6,932,907
Over 1 year | Gross Balance
Assets
Loans in advance to banks		30,851	20,127
Loans to customers		15,628,223	14,819,028
TOTAL ASSETS		$ 17,756,663	$ 16,689,896